Related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Net revenues	$ 3	¥ 20	¥ 306	¥ 781
Origination and servicing expenses:
Total	4,448	29,022	73,008	162,853
General and administrative expenses:
Total	0	0	0	276
Sales and marketing expenses:
Total	0	0	0	9,631
Loan facilitation services
Related Party Transaction [Line Items]
Net revenues		0	0	781
Loan service fee
Related Party Transaction [Line Items]
Net revenues	3	20	306	0
Other revenues
Related Party Transaction [Line Items]
Net revenues		0	0	13,362
Key Management And Their Immediate Family Members [Member] | Loan facilitation services
Related Party Transaction [Line Items]
Net revenues	0	0	0	742
Key Management And Their Immediate Family Members [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	3	20	274	0
Hangzhou Ruituo Technology Co. Ltd. [Member] | Loan facilitation services
Related Party Transaction [Line Items]
Net revenues	0	0	0	39
Hangzhou Ruituo Technology Co. Ltd. [Member] | Loan service fee
Related Party Transaction [Line Items]
Net revenues	0	0	32	0
Beijing Lezhihui Technology Co Ltd [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	22,739
Beijing Lezhihui Technology Co Ltd [Member] | Other revenues
Related Party Transaction [Line Items]
Net revenues	0	0	0	13,362
Chunan Wanglan Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	1,729	18,077
Chunan Wenjun Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	669	4,365	6,927	11,290
Chunan Wenkang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	272	1,774	4,518	9,103
Chunan Wenhai Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	168	1,095	3,518	8,743
Chunan Wenbing Financial Information Advisory Services Partnership (GP) [Member]
Origination and servicing expenses:
Customer acquisition costs	384	2,505	6,228	8,455
Chunan Wenlin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	342	2,231	4,693	8,408
Chunan Wenrong Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	513	3,347	5,902	8,357
Chunan Wenshe Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	(87)	(569)	0	8,047
Chunan Wenbei Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	436	2,844	6,900	7,717
Chunan Wensheng Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	358	2,339	6,509	7,600
Chunan Wenyang Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	56	367	1,709	6,924
Chunan Wangxia Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	90	590	3,027	6,761
Chunan Wanglin Financial Information Advisory Services Partnership (GP)
Origination and servicing expenses:
Customer acquisition costs	537	3,507	6,900	5,133
Chunan Wangqi Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	179	1,166	4,250	4,969
Chunan Wangqun Financial Information Advisory Services Partnership [Member]
Origination and servicing expenses:
Customer acquisition costs	465	3,033	9,255	4,948
Chunan Wangqian Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	0	0	0	2,424
Chunan Yunxiu Financial Information Advisory Services Partnership (Gp) [Member]
Origination and servicing expenses:
Customer acquisition costs	66	428	943	1,909
Zhejiang Hongrui Investment Management Co Ltd [Member]
Origination and servicing expenses:
Collecting costs	0	0	0	6,253
Zhejiang Ruituo Information Technology Co Ltd [Member]
Origination and servicing expenses:
Collecting costs	0	0	0	4,996
Hangzhou Qiandaohuyaodage Trading Company [Member]
General and administrative expenses:
Welfare expenses		0	0	276
Total | $	0
Weiyi (Hangzhou) Internet Financial Information Service Co Ltd [Member]
Sales and marketing expenses:
Promotion expenses	$ 0	¥ 0	¥ 0	¥ 9,631